Equity - Summary of Dividends Declared (Detail) - PHP (₱) ₱ / shares in Units, ₱ in Millions	3 Months Ended													12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Dividends [Line Items]
Total Amount	₱ 9,953													₱ 20,584	₱ 20,800	₱ 23,393
Series IV Cumulative Non-Convertible Redeemable Preferred Stock [Member]
Disclosure Of Dividends [Line Items]
Approved Date		Nov. 11, 2025	Aug. 12, 2025	May 15, 2025	Jan. 28, 2025	Nov. 12, 2024	Aug. 13, 2024	May 09, 2024	Jan. 30, 2024	Nov. 07, 2023	Aug. 03, 2023	May 04, 2023	Jan. 31, 2023
Record Date		Nov. 25, 2025	Aug. 26, 2025	May 22, 2025	Feb. 11, 2025	Nov. 28, 2024	Aug. 28, 2024	May 24, 2024	Feb. 14, 2024	Nov. 22, 2023	Aug. 19, 2023	May 19, 2023	Feb. 27, 2023
Payable Date		Dec. 15, 2025	Sep. 15, 2025	Jun. 15, 2025	Mar. 15, 2025	Dec. 15, 2024	Sep. 15, 2024	Jun. 15, 2024	Mar. 15, 2024	Dec. 15, 2023	Sep. 15, 2023	Jun. 15, 2023	Mar. 15, 2023
Total Amount		₱ 13	₱ 12	₱ 12	₱ 12	₱ 12	₱ 12	₱ 13	₱ 12	₱ 12	₱ 13	₱ 12	₱ 12	49	49	49
Series IV Cumulative Non-Convertible Redeemable Preferred Stock [Member] | Events After Reporting Period [member]
Disclosure Of Dividends [Line Items]
Approved Date	Jan. 27, 2026
Record Date	Feb. 10, 2026
Payable Date	Mar. 15, 2026
Total Amount	₱ 12
Voting Preferred Stock [Member]
Disclosure Of Dividends [Line Items]
Approved Date		Dec. 02, 2025	Aug. 12, 2025	Jun. 10, 2025	Mar. 20, 2025	Dec. 03, 2024	Aug. 13, 2024	Jun. 11, 2024	Mar. 21, 2024	Dec. 05, 2023	Aug. 29, 2023	Jun. 13, 2023	Mar. 02, 2023
Record Date		Dec. 16, 2025	Sep. 15, 2025	Jun. 24, 2025	Apr. 03, 2025	Dec. 17, 2024	Sep. 16, 2024	Jun. 28, 2024	Apr. 05, 2024	Dec. 22, 2023	Sep. 13, 2023	Jun. 28, 2023	Mar. 17, 2023
Payable Date		Jan. 15, 2026	Oct. 15, 2025	Jul. 15, 2025	Apr. 15, 2025	Jan. 15, 2025	Oct. 15, 2024	Jul. 15, 2024	Apr. 15, 2024	Jan. 15, 2024	Oct. 15, 2023	Jul. 15, 2023	Apr. 15, 2023
Total Amount		₱ 2	₱ 3	₱ 3	₱ 2	₱ 3	₱ 2	₱ 3	₱ 2	₱ 2	₱ 2	₱ 3	₱ 3	10	10	10
Voting Preferred Stock [Member] | Events After Reporting Period [member]
Disclosure Of Dividends [Line Items]
Approved Date	Feb. 26, 2026
Record Date	Apr. 02, 2026
Payable Date	Apr. 15, 2026
Total Amount	₱ 2
Common Stock [Member]
Disclosure Of Dividends [Line Items]
Approved Date			Aug. 12, 2025		Feb. 27, 2025			Aug. 13, 2024	Mar. 07, 2024		Mar. 23, 2023	Aug. 03, 2023	Mar. 23, 2023
Record Date			Aug. 28, 2025		Mar. 13, 2025			Aug. 27, 2024	Mar. 21, 2024		Apr. 11, 2023	Aug. 17, 2023	Apr. 11, 2023
Payable Date			Sep. 10, 2025		Apr. 03, 2025			Sep. 11, 2024	Apr. 05, 2024		Apr. 24, 2023	Sep. 04, 2023	Apr. 24, 2023
Per Share Amount			₱ 48		₱ 47			₱ 50	₱ 46		₱ 14	₱ 49	₱ 45
Total Amount			₱ 10,370		₱ 10,155			₱ 10,803	₱ 9,938		₱ 3,025	₱ 10,587	₱ 9,722	₱ 20,525	₱ 20,741	₱ 23,334
Common Stock [Member] | Events After Reporting Period [member]
Disclosure Of Dividends [Line Items]
Approved Date	Feb. 26, 2026
Record Date	Mar. 26, 2026
Payable Date	Apr. 16, 2026
Per Share Amount	₱ 46
Total Amount	₱ 9,939